Supplemental disclosure with respect to cash flows	12 Months Ended
Dec. 31, 2011
Supplemental disclosure with respect to cash flows [Text Block]
12.	Supplemental disclosure with respect to cash flows

During the year ended December 31, 2011, the Company issued 3,000,000 common shares to JAL as part of the terms of the "Option Agreement". The shares were measured at their fair value at the grant date ($0.10/sh).

On August 3, 2011 the company entered into a consulting agreement for consulting services related to the planning, acquisition, processing and interpretation of geophysical data from the Company's Voisey's Bay West property. Under the terms of the agreement the Company issued to the Consultant 100,000 common shares. The shares were valued at their fair value at the grant date ($0.04/sh).

During the year ended December 31, 2010, the Company issued 647,500 finder's share purchase warrants with a fair value of $43,149 and 50,000 Units with a fair value of $1,500 as compensation pursuant to the first tranche private placement dated September 29, 2010. In addition, the Company issued 3,000,000 common shares with a fair value of $120,000 as mineral property acquisition costs.